Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	$ 288,298	$ 867,206
Current value of minimum payments	229,538	689,404
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	193,294	483,306
Current value of minimum payments	157,712	369,548
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	95,004	383,900
Current value of minimum payments	$ 71,826	$ 319,856